Organization and Basis of Presentation - Additional Information (Detail) ¥ in Thousands, $ in Thousands			7 Months Ended	12 Months Ended
	Jan. 30, 2020	Jun. 20, 2014	Dec. 31, 2020 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Entity Incorporation, Date of Incorporation				Mar. 10, 2014
Assets				¥ 2,278,587	¥ 2,663,028	$ 357,562
Adr conversion ratio	1		16.50
Net proceeds from issuance of stock | ¥					701
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Newly issued shares through offering			13,500,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Newly issued shares through offering			2,025,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Newly issued shares through offering			1,515,151
ADR [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net proceeds from issuance of stock | $			$ 259,892
ADR [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Newly issued shares through offering			13,500,000
ADR [Member] | Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Newly issued shares through offering			2,025,000
ADR [Member] | Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Newly issued shares through offering			1,515,151
Exclusive Business Cooperation Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Collaborative Arrangement Term Of Contract		20 years
Collaborative Arrangement Renewal Term		10 years
Variable Interest Entity, Primary Beneficiary [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Assets				659,444	386,532	103,481
Variable Interest Entity, Primary Beneficiary [Member] | Asset Pledged as Collateral [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Assets | ¥				0	0
VIEs And Subsidiaries Of VIEs [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Net Liabilities				¥ 556,022	¥ 278,373	$ 87,251